Equity - Reserves and Retained Earnings (Tables)	12 Months Ended
Jun. 30, 2024
Statement [LineItems]
Summary of Equity Reserves and Retained Earnings

	Consolidated
	June 30, 2024	June 30, 2023
	A$	A$
(a) Reserves
Options issued reserve	19,116,205	19,116,205
Conversion feature of convertible note reserve	2,589,486	2,589,486
Foreign currency translation reserve	2,423,316	3,844,507
Share-based payment reserve	5,934,705	4,577,520

	30,063,712	30,127,718

Movement in options issued reserve were as follows:
Opening balance and closing balance	19,116,205	19,116,205

Movements in conversion feature of convertible note reserve:
Opening balance	2,589,486	5,178,972
Transfer to accumulated losses on conversion of Convertible Notes	—	(2,006,280)
Transfer to contributed equity on conversion of Convertible Notes	—	(583,206)

Ending balance	2,589,486	2,589,486

Movement in foreign currency translation reserve were as follows:
Opening balance	3,844,507	252,005
Currency translation differences arising during the year	(1,421,191)	3,592,502

Ending balance	2,423,316	3,844,507

Movement in share-based payment reserve were as follows:
Opening balance	4,577,520	4,457,636
Option and Performance rights expensed during the year	1,796,286	2,001,572
Exercise of vested performance rights transferred to contributed equity	(439,101)	(1,881,688)

Ending balance	5,934,705	4,577,520

(b) Accumulated losses
Movement in accumulated losses were as follows:
Opening balance	(339,930,532)	(302,335,209)
Net loss for the year	(42,716,625)	(39,896,348)
Conversion of Convertible Notes*	—	2,301,025

Ending Balance	(382,647,157)	(339,930,532)

*	The contribution of conversion of convertible notes to accumulated losses is nil (FY2023: $2,301,025).